Note 13 - Business Segment Information	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note 13.	Business Segment Information

Avalon’s reportable segments include waste management services and golf and related operations. In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC 280
Segment Reporting
, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

The golf and related operations segment includes the operations of golf courses, country clubs and related facilities, a hotel and travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, spa services and food and beverage sales.

Avalon does not have significant operations located outside the United States and, accordingly, geographical segment information is not presented. In 2015, one customer accounted for 11% of the waste management services segment’s net operating revenues to external customers and 8% of the consolidated net operating revenues. In 2014, no customer individually accounted for 10% or more of Avalon’s consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note 2). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income to consolidated loss before taxes is as follows (in thousands):

	2015	2014
Net operating revenues from:
Waste management services:
External customer revenues	$38,278	$38,603
Intersegment revenues	-	-
Total waste management services	38,278	38,603

Golf and related operations:
External customer revenues	14,812	12,869
Intersegment revenues	90	92
Total golf and related operations	14,902	12,961

Segment operating revenues	53,180	51,564
Intersegment eliminations	(90)	(92)
Total net operating revenues	$53,090	$51,472

Income (loss) before income taxes:
Waste management services	$1,758	$2,899
Golf and related operations	(26)	(1,175)
Segment income before taxes	1,732	1,724
Corporate interest income	-	1
Corporate interest expense	(130)	(38)
Corporate other income, net	24	32
General corporate expenses	(2,789)	(2,904)
Loss before income taxes	$(1,163)	$(1,185)

Depreciation and amortization expense:
Waste management services	$646	$506
Golf and related operations	1,732	1,475
Corporate	182	174
Total	$2,560	$2,155

Capital expenditures:
Waste management services	$10	$3,112
Golf and related operations	8,769	4,459
Corporate	14	113
Total	$8,793	$7,684

Total assets:
Waste management services	$22,575	$19,381
Golf and related operations	43,390	36,449
Corporate	47,800	44,613
Subtotal	113,765	100,443
Elimination of intersegment receivables	(51,463)	(42,599)
Total	$62,302	$57,844

In comparing the total assets at December 31, 2015 with those at December 31, 2014, the increase in total assets of the waste management services segment of $3.2 million is primarily due to an increase in intersegment transactions, which are eliminated in consolidation and to a lesser extent an increase in accounts receivable partially offset by a lower net book value of property and equipment as a result of current year depreciation on the salt water injection wells. The increase in total assets of the golf and related operations segment of $6.9 million is primarily due to capital expenditures related to the renovation and expansion of The Avalon Inn partially offset by current year depreciation. The increase in corporate total assets is primarily due to an increase in intersegment transactions partially offset by a decrease in cash and cash equivalents as a result of monies expended for the renovation and expansion on The Avalon Inn
.